Concentrations (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedules of company's revenue
Customer	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019
A	*	%	*	%	28.0%
B	*	%	*	%	15.2%
C	*	%	*	%	33.6%
E	11.1%		*	%	* %